Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Cap Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.7%
Apparel — 4.2%
adidas AG*	2,850	$889,692
LVMH Moet Hennessy Louis Vuitton S.E.	1,430	952,682
NIKE, Inc., Class B	8,270	1,099,000
		2,941,374
Beverages — 1.7%
PepsiCo, Inc.	8,729	1,234,717
Chemicals — 1.4%
The Sherwin-Williams Co.	1,299	958,675
Commercial Services — 3.1%
Equifax, Inc.	4,315	781,576
Moody's Corp.	2,292	684,414
Verisk Analytics, Inc.	4,073	719,659
		2,185,649
Computers — 9.4%
Accenture PLC, Class A	10,857	2,999,246
Apple, Inc.	25,477	3,112,016
Cognizant Technology Solutions Corp., Class A	7,384	576,838
		6,688,100
Cosmetics & Personal Care — 4.1%
Colgate-Palmolive Co.	23,861	1,880,962
The Estee Lauder Cos., Inc., Class A	3,495	1,016,521
		2,897,483
Diversified Financial Services — 5.5%
Mastercard, Inc., Class A	445	158,442
The Charles Schwab Corp.	25,858	1,685,425
Visa, Inc., Class A	9,856	2,086,811
		3,930,678
Electronics — 6.0%
Agilent Technologies, Inc.	6,190	786,997
Amphenol Corp., Class A	22,962	1,514,803
Fortive Corp.	12,923	912,881
TE Connectivity Ltd.	8,273	1,068,127
		4,282,808
Healthcare Products — 10.0%
Abbott Laboratories	6,437	771,410
Boston Scientific Corp.*	42,951	1,660,056
Danaher Corp.	4,353	979,773
Medtronic PLC	5,884	695,077
STERIS PLC	4,028	767,253
Stryker Corp.	5,458	1,329,460
Thermo Fisher Scientific, Inc.	1,878	857,082
		7,060,111
Household Products & Wares — 1.5%
Church & Dwight Co., Inc.	11,872	1,037,019
Insurance — 4.1%
Aon PLC, Class A	8,136	1,872,175
	Number of Shares	Value†

Insurance — (continued)
Marsh & McLennan Cos., Inc.	8,193	$997,907
		2,870,082
Internet — 10.6%
Alibaba Group Holding Ltd.*	45,352	1,283,421
Alphabet, Inc., Class A*	2,648	5,461,553
Tencent Holdings Ltd.	9,600	753,270
		7,498,244
Machinery — Diversified — 1.1%
Otis Worldwide Corp.	11,354	777,181
Media — 1.7%
Comcast Corp., Class A	21,859	1,182,791
Pharmaceuticals — 5.3%
Becton Dickinson and Co.	5,235	1,272,890
Cigna Corp.	3,545	856,968
PRA Health Sciences, Inc.*	9,183	1,408,030
Roche Holding AG	730	235,919
		3,773,807
Private Equity — 0.8%
The Blackstone Group, Inc.	7,661	570,974
Retail — 5.4%
Dollarama, Inc.	29,504	1,303,463
Ross Stores, Inc.	6,668	799,560
Starbucks Corp.	9,044	988,238
The TJX Cos., Inc.	11,525	762,379
		3,853,640
Semiconductors — 3.2%
Analog Devices, Inc.	5,039	781,448
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	5,105	603,819
Texas Instruments, Inc.	4,609	871,055
		2,256,322
Software — 16.2%
Electronic Arts, Inc.	11,114	1,504,502
Fidelity National Information Services, Inc.	7,745	1,089,025
Fiserv, Inc.*	14,635	1,742,150
Microsoft Corp.	30,247	7,131,335
		11,467,012
Transportation — 1.4%
Union Pacific Corp.	4,569	1,007,053
TOTAL COMMON STOCKS (Cost $41,999,950)		68,473,720

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Diversified — 2.0%
American Tower Corp. (Cost $1,313,963)	5,771	1,379,615

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2021 (Unaudited)
Large Cap Growth Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.010%) (Cost $803,606)	803,606	$803,606
TOTAL INVESTMENTS — 99.8% (Cost $44,117,519)		$70,656,941
Other Assets & Liabilities — 0.2%		160,473
TOTAL NET ASSETS — 100.0%		$70,817,414

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
PLC— Public Limited Company.
S.E.— Societas Europaea.
2